REVENUE (Tables)	9 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
SCHEDULE OF NET SALES DISAGGREGATED BY SIGNIFICANT PRODUCTS AND SERVICES

Net sales disaggregated by significant products and services for years ended is as follows:

	(Audited) Nine-month period ended December 31, 2023	(Unaudited) Nine-month period ended December 31, 2022	(Audited) Year ended March 31, 2023	(Audited) Period from June 16, 2021 through March 31, 2022	(Audited) Period from April 1, 2021 through June 15, 2021
Vehicle Manufacturing
Vehicle Sales (1)	29,017	72,512	100,022	147,505	85,684
Others	8,145	8,760	12,387	4,702	2,080

Total	37,162	81,272	112,409	152,207	87,764

(1)	Revenue from Sales of Vehicle represents sale of Electric Bikes to Authorized dealers in and around India.